Income Taxes (Details 1) (USD $)	3 Months Ended		12 Months Ended		26 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Income Tax Reconciliation Expense Benefit
Computed Tax at Expected Statutory Rate	$ (144,858)	$ (135,684)
Non-US Income Taxed at Different Rates	44,858	38,059
Non-Deductible expenses		27,850
Valuation allowance	100,000	69,775
Income Tax Expense
Summary of effective income tax rate reconciliation
Statutory federal income tax rate			(34.00%)	(34.00%)	(34.00%)
Valuation allowance			34.00%	34.00%	34.00%
Effective income tax rate